Assets and Liabilities Classified as Held for Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets and Liabilities Classified as Held for Sale [Abstract]
Loss recognized on the group of assets held for sale	$ (4,244)